INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 5 - INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Accounting for Income Taxes which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards.  At March 31, 2016 and 2015, the total of all deferred tax assets was $4,459,356 and $5,701,237, respectively, and the total of the deferred tax assets related to goodwill was $1,703,009 and $1,191,901, respectively. The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which cannot be determined.  Because of the uncertainty surrounding the realization of the deferred tax assets the Company established a valuation allowance equal to the deferred tax asset.  The change in the valuation allowance for the three months ended March 31, 2016 and 2015 was $241,394 and $209,763, respectively.

The components of income tax expense (benefit) from continuing operations for the three months ended March 31, 2016 and 2015 consist of the following:

	For the Three Months Ended
	December 31,
	2016	2015
Current tax expense:
Federal	$-	$-
State	-	-
Current tax expense	-	-

Deferred tax expense (benefit):
Goodwill	127,777	127,777
Valuation Allowance	(241,394)	(209,763)
Net operating loss carryforward	113,617	81,986
Subtotal deferred tax expense/(benefit)	-	-
Income tax expense/(benefit)	$-	$-

Deferred income tax expense/(benefit) results primarily from the reversal of temporary timing differences between tax and financial statement income.

A reconciliation of income tax expense as the federal statutory rate to income tax expense at the Company’s effective rate is as follows:

	For the Three Months Ended March 31,
	2016	2015

Computed tax at the expected statutory rate	$202,060	$175,632
State and local income taxes, net of federal	3 9,208	34,071
Other non-deductible expenses	126	60
Valuation Allowance	(241,394)	(209,763)
Income tax expense/(benefit)	$-	$-

The temporary differences, tax credits and carryforwards gave rise to the following deferred tax asset at March 31, 2016 and 2015:

	December 31,	December 31,
	2015	2014
Current deferred tax assets (liabilities):
Allowance for doubtful accounts	$-	$-
Vacation accrual	-	-
Total current deferred tax assets (liabilities)	-	-

Long-term deferred tax assets (liabilities):
Goodwill - impaired	2,903,618	2,903,618
Goodwill – tax amortization	(4,606,627)	(4,095,519)
Net operating loss carryforward	6,162,365	6,893,138
Valuation allowance	(4,459,356)	(5,701,237)
Total long-term deferred tax assets (liabilities)	$-	$-
Net term deferred tax assets (liabilities)	$-	$-

NOTE 5 - INCOME TAXES

The Company accounts for income taxes in accordance with FASB ASC Topic 740, Accounting for Income Taxes which requires the Company to provide a net deferred tax asset or liability equal to the expected future tax benefit or expense of temporary reporting differences between book and tax accounting and any available operating loss or tax credit carryforwards.  At December 31, 2015 and 2014, the total of all deferred tax assets was $4,700,750 and $5,911,000, respectively, and the total of the deferred tax assets related to goodwill was $1,575,232 and $1,064,124, respectively.  The amount of and ultimate realization of the benefits from the deferred tax assets for income tax purposes is dependent, in part, upon the tax laws in effect, the Company’s future earnings, and other future events, the effects of which cannot be determined. . Because of the uncertainty surrounding the realization of the deferred tax assets the Company has established a valuation allowance of $4,700,750 and $5,911,000 for the years ended December 31, 2015 and 2014.  The change in the valuation allowance for the year ended December 31, 2015 and 2014 was $1,210,250 and $568,016, respectively.

The components of income tax expense (benefit) from continuing operations for the Years ended December 31, 2015 and 2014 consist of the following:

	For the Years Ended
	December 31,
	2015	2014
Current tax expense:
Federal	$-	$-
State	-	-
Current tax expense	-	-

Deferred tax expense (benefit):
Allowance for doubtful accounts	-	-
Depreciation	-	-
Goodwill – Impaired	-	-
Goodwill	511,108	511,108
Valuation Allowance	(1,210,250)	(568,016)
Net operating loss carryforward	699,142	56,908
Subtotal deferred tax expense/(benefit)	-	-
Income tax expense/(benefit)	$-	$-

Deferred income tax expense/(benefit) results primarily from the reversal of temporary timing differences between tax and financial statement income.

A reconciliation of income tax expense at the federal statutory rate to income tax expense at the company’s effective rate is as follows:

	For the Years Ended
	December 31,
	2015	2014

Computed tax at the expected statutory rate	$1,013,408	$475,407
State and local income taxes, net of federal	196,575	92,260
Other non-deductible expenses	267	349
Return to accrual adjustment	-	-
Valuation Allowance	(1,210,250)	(568,016)
Income tax expense/(benefit)	$-	$-

The temporary differences, tax credits and carryforwards gave rise to the following deferred tax asset December 31, 2015 and 2014:

	December 31,	December 31,
	2015	2014
Current deferred tax assets (liabilities):
Allowance for doubtful accounts	$-	$-
Bonus accrual	-	-
Vacation accrual	-	-
Total current deferred tax assets (liabilities)	-	-

Long-term deferred tax assets (liabilities):
Goodwill - impaired	2,903,618	2,903,618
Goodwill – tax amortization	(4,478,850)	(3,967,742)
Depreciation	-	-
Net operating loss carryforward	6,275,982	6,975,124
Valuation allowance	(4,700,750)	(5,911,000)
Total long-term deferred tax assets (liabilities)	$-	$-
Net term deferred tax assets (liabilities)	$-	$-

At December 31, 2015, the company has loss carryforwards of approximately $15,460,597 that expire in various years through 2033.

We file U.S. federal, and U.S. states returns, and we are generally no longer subject to tax examinations for years prior to 2010 for U.S. federal and U.S. states tax returns.